IMPACT OF THE COVID19 PANDEMIC (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 26, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
IMPACT OF THE COVID19 PANDEMIC
Grants recognized		$ 39,378	$ 31,516	$ 71,587	$ 31,516	$ 62,312
Impairment charges						0
U. S. Department of the Treasury CARES Act Loan
IMPACT OF THE COVID19 PANDEMIC
Grants recognized						62,312
Loan received	$ 45,000					$ 45,000